Financial risk management: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018	Apr. 12, 2021
Revenue From Regulated Services
Borrowings, adjustment to interest rate basis	1.25%	1.25%
Closing foreign exchange rate	19.91	18.86		20.305
Foreign exchange gain (loss)	$ 81,500	$ 150,400
Receivables due from related parties	197	$ 284
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 128,000
Percentage of increase decrease in foreign exchange rate		5.00%	5.00%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Percentage of entity's revenue	49.90%	55.02%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000
Mexico
Revenue From Regulated Services
Borrowings, adjustment to interest rate basis	7.00%
Notes received pledged	$ 185,140
Colombia (Airplan)
Revenue From Regulated Services
Notes received pledged	$ 60,617